Shareholder Report, Holdings (Details) - Rule One Fund - Founders Class Shares	Jun. 30, 2025
Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.68%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%
Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%
Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.59%)
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.88%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.36%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%